Supplemental cash information (Detail) - Supplemental Cash Information - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents	$ 59,504	$ 56,014
Cash	65,094	143,242
Cash equivalents	$ 124,598	$ 199,256